SEGMENT INFORMATION - Geographical Segment Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographical segment data:
Fixed assets	$ 1,535,757	$ 1,588,923
Indonesia
Geographical segment data:
Revenues	68,474	72,495	$ 67,774
Fixed assets	163,230	177,205
Brazil
Geographical segment data:
Revenues	63,098	94,588	103,368
Fixed assets	214,018	223,900
Jordan
Geographical segment data:
Revenues	57,337	57,144	57,112
Fixed assets	261,163	269,846
United Arab Emirates
Geographical segment data:
Revenues	56,823	44,726	46,465
Fixed assets	0	108,776
Kuwait
Geographical segment data:
Revenues	48,093	47,645	$ 47,654
Fixed assets	$ 258,942	$ 259,310